Exhibit 99.1

UNSN 2026-1

Unison Midgard Holdings LLC

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

January 28, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Unison Midgard Holdings LLC

The report summarizes the results of a quality control (“QC”) due diligence review performed on a pool of 245 Option Investments (“Options”) by Opus Capital Markets Consultants, LLC (“Consultant”) on behalf of Unison Midgard Holdings LLC (“Client”).

Consultant performed the QC review of a prior securitization review completed by the Recovco Mortgage Management LLC (“Recovco) on behalf of Unison Midgard Holdings LLC (“Client”). Consultant was unable to validate 3 of the 207 exceptions in this population of 245 Options.

Consultant additionally summarizes the results of a due diligence review performed on a pool of 70 Home Equity Investment (“HEI”) loans provided by Unison Midgard Holdings LLC (“Client”) who provided Consultant with a data tape and loaded into the LauraMac underwriting software.

The scope of review previously completed by Recovco and QC’d by Opus of 245 loans is identified as the scope of services under the terms of Exhibit A below.

The scope of review completed by Opus of 12 loans and additional 58 loans for an aggregate total of 70 loans (as further described below) is identified as the scope of services under the terms of Exhibit B below.

The scope of review previously completed by Recovco of 245 loans is identified as the scope of services under the terms of Exhibit C below.

The review was conducted on a sample of 315 loans. Of these 315 loans, 245 were randomly selected by Recovco and QC’d by Opus from a total population of 854 loans, 12 were randomly selected by Opus from the same total population of the 854 loans, and 58 were randomly selected by Opus from a total population of 849 loans, all of which were in the same population of 854 loans.

EXHIBIT A

Scope of Services:

QC Review:

1.	Data Collection:

The Consultant shall obtain all necessary Option files, reports, guidelines, data tapes, and narratives that were reviewed or produced by the original due diligence vendor. Prior to commencing the Quality Control (QC) review, the Consultant shall perform a comprehensive review of the applicable underwriting guidelines and the original scope of work.

2.	QC Review:

A QC Review shall be conducted to verify the accuracy of the final report and narrative documents produced by the original due diligence vendor. The QC Review shall encompass the following components:

a)	Scope Review: The Consultant shall review the original scope of review details to confirm that all applicable requirements were contemplated and performed in the original review.

b)	Guidelines: The Consultant shall review applicable guidelines and perform a data analysis of the final reports to confirm the completeness and validity of the report content.

c)	Findings Review: The Consultant shall conduct a comprehensive review of all Investment Options identified with exceptions in the final report. This review shall include verification that all required trailing documents are present within the respective Investment Option files. Additionally, the Consultant shall confirm that all documentation used to resolve previously identified conditions is valid and sufficient to address the original exception. In instances where trailing documents are unavailable, the Consultant shall analyze the report commentary to ensure that adequate explanatory notes are included, detailing how the exception was otherwise resolved.

d)	Tax and Title Review: The Consultant will perform a title review and perform the following procedures:
a.	Review title report (One Owner O&E report) to identify judgments / liens / encumbrances (pre and post origination) which would impact the lien position of the subject Option.
b.	Confirm subject security instrument is recorded.
c.	Review Schedule B: Ensure any liens recorded prior to the security instrument recordation date are listed to exceptions on the final title policy.
d.	Super lien Homeowners’ Association (HOA) liens.
e.	For the purpose of the review the following states are subject to HOA super liens:

AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA and WV

e)	Intrinsic Value Review: The Consultant will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each Investment Options. For the purposes of this engagement, the Consultant has confirmed that Unison Midgard Holdings LLC updates mortgage loan values on a monthly basis and will provide updated valuations directly to the required parties, as applicable.

f)	Securitization Preparation: The Consultant shall create and provide all required securitization documents, including securitization reporting, reliance letters, narrative summaries, attestations, and a 15-E disclosure, as applicable.

Home Equity Investment

Guideline Review:

a.	Underwriting Review

Opus will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

●	Program
●	Maximum Investment Size ($)
●	Maximum Price Appreciation (Max Investor Percentage)
●	Maximum Investment as % of Property
●	Maximum Term
●	Minimum Pricing
●	Property Type / Exclusions
●	Home Inspection Present (if applicable)
●	Appraisal Present
●	Income/Asset Verification Present
●	Property Condition
●	Debt Limit (CLTV) - allowing for a 1% degree of freedom
●	Minimum Homeowner Equity
●	Max # of Units
●	Minimum FICO Score
●	Residency Requirements
●	Minimum Floor and Buyout Blackout
●	Property Approval
●	Lien Restriction
●	Title Restriction

b.	Regulatory and Compliance Review

Opus will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

●	1008 (applicable to HomeBuyer)
●	Application
●	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)
●	Credit Report
●	Home Inspection Present (if applicable)

●	Appraisal Present
●	Hazard Insurance (if applicable)
●	Income/Asset Verification Present
●	Settlement Statement
●	Signed Offer Letter
●	Signed Conditions of Offer
●	Signed Important Information Notice and Total Cost Estimate (TCE)
●	Executed Funding Package
●	Recorded Memorandum
●	Recorded Security Instrument
●	Recorded Assignment(s))

c.	Insurance Review

Opus will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

●	Hazard insurance was in force at the time of origination for each property
●	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d.	Origination Appraisal Review

Opus will review the appraisal conducted at the time of origination to verify:

●	The subject property address is correct
●	All subject buildings included in the collateral are included in the appraisal
●	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e.	Data Tape Review

Opus will verify, validate and recalculate (if applicable) the following data tape fields:

●	Program name
●	Qualifying FICO at origination

●	Original investment price

●	Original agreed value

●	Property value at origination

●	Debt limit (CLTV)

●	Pricing ratio

●	Investor percentage

●	Effective date

●	Expiration date

●	Term

●	Repurchase lockout

●	Homeowner equity at origination

●	CBSA

●	State

●	Occupancy status

●	Property type

●	Property condition

●	Number of units

●	AVM

●	Current intrinsic value

●	Initial Investment Fund Number

f.	Tax and Title Review

Client will order a title search. Opus will confirm Client has a lien position and ensure unreleased prior liens and delinquent taxes prior to Client’s effective date has been resolved. Any lien added post effective date can be accepted.

g.	Intrinsic Value Review

Opus will review the AVMs used in valuation approach to recalculate the intrinsic value of each option contract.

EXHIBIT B

Opus Capital Markets Consultants, LLC

STATEMENT OF WORK

DUE DILIGENCE SERVICES

The sample selected for the review described in this scope will be selected randomly by Opus and will represent at least 18.50% (by current intrinsic value) of the statistical portfolio.

a.	Underwriting Review

Opus will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

i.	Program

ii.	Maximum Investment Size ($)

iii.	Maximum Price Appreciation (Max Investor Percentage)

iv.	Maximum Investment as % of Property

v.	Maximum Term

vi.	Minimum Pricing

vii.	Property Type / Exclusions

viii.	Home Inspection Present (if applicable)

ix.	Appraisal Present

x.	Income/Asset Verification Present

xi.	Property Condition

xii.	Debt Limit (CLTV) - allowing for a 1% degree of freedom

xiii.	Minimum Homeowner Equity

xiv.	Max # of Units

xv.	Minimum FICO Score

xvi.	Residency Requirements

xvii.	Minimum Floor and Buyout Blackout

xviii.	Property Approval

xix.	Lien Restriction

xx.	Title Restriction

For avoidance of doubt, the following underwriting criteria contained in the investment guidelines in Exhibit 2 will not be reviewed:

i.	Minimum Canada US FICO Score

ii.	Metro Concentration Limit

iii.	Minimum Mortgage Maturity

iv.	Country Limit

v.	Non-owner Occupied Limit

vi.	Individual Owner Exposure

b. Regulatory and Compliance Review

Opus will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

i.	1008 (applicable to HomeBuyer)

ii.	Application

i.	The applicant can be found as its own document or in the Offer Package

iii.	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)

iv.	Credit Report

v.	Home Inspection Present (if applicable)

vi.	Appraisal Present

vii.	Hazard Insurance (if applicable)

i.	As of May 2021, proof of hazard insurance was no longer required

viii.	Income/Asset Verification Present

i.	If applicable, the asset statement only needs to show the financial institution, balance and applicant name. Not every page of the statement is required.

ix.	Settlement Statement

i.	For HomeBuyer, a Closing Disclosure can be accepted in lieu of a Settlement Statement

x.	Signed Offer Letter

i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package

ii.	While some Addendums and Schedule of Debts may be included in an Offer Package, they were not required to be executed with the Offer Package (required only during Closing)

xi.	Signed Conditions of Offer

i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package

xii.	Signed Important Information Notice and Total Unison Cost Estimate (TUCE) (applicable to New HomeOwner and HomeOwner)

xiii.	Executed Funding Package

xiv.	Recorded Memorandum

xv.	Recorded Security Instrument

xvi.	Recorded Assignment(s) (Only applicable for assets where Initial Investment Fund Number = 4)

c. Insurance Review

Opus will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

i.	Hazard insurance was in force at the time of origination for each property prior to May 2021

ii.	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d. Origination Appraisal Review

Opus will review the appraisal conducted at the time of origination to verify:

i.	The subject property address is correct

ii.	All subject buildings included in the collateral are included in the appraisal

iii.	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e. Data Tape Review

Opus will verify, validate and recalculate (if applicable) the following data tape fields:

i.	Program name

ii.	Qualifying FICO at origination

iii.	Original investment price

iv.	Original agreed value

v.	Property value at origination

vi.	Debt limit (CLTV)

vii.	Pricing ratio

viii.	Investor percentage

ix.	Effective date

x.	Expiration date

xi.	Term

xii.	Repurchase lockout

xiii.	Homeowner equity at origination

xiv.	CBSA

xv.	State

xvi.	Occupancy status

xvii.	Property type

xviii.	Property condition

xix.	Number of units

xx.	AVM

xxi.	Current intrinsic value

xxii.	Initial Investment Fund Number

f. Tax and Title Review

Client will order a title search. Opus will confirm Unison has a lien position and ensure unreleased prior liens and delinquent taxes prior to Unison’s effective date has been resolved. Any lien added post effective date can be accepted.

g. Intrinsic Value Review

Opus will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each option contract.

Exhibit 1

Guidelines and Calculations

a.	Investor Guidelines (April 2019 – April 2022)

b.	Investor Guidelines (May 2022 – December 2022)

Owner-occupied		Non-Owner Occupied		Portfolio
	HomeOwner	HomeBuyer[2]	HomeOwner	HomeBuyer	
Maximum Investment Size	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Share of Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life Estate	Life Estate	30 years	30 years	Life Estate
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[3], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenancy in common.				
Due Diligence	Inspection and appraisal required, income and asset verification required. All documents (including insurance policy) required, except that with in the case of Homeowner FICO greater than 760 and combined LTV less than 50%, home value encumbrance, credit profile of the consumer, and potentially other factors will determine what documentation will be required. No more than 1% of the total number of properties related to Unison Agreements can have a missing insurance policy at any time. Quarterly internal reviews will be conducted in order to verify that not more than 1% of the total number of properties related to Unison Agreements has a missing insurance policy. Hybrid appraisal eligibility requirements: (i) have either (a) an Appraisal Storm Std. of less than or equal to 30th percentile of the Std. distribution, or (b) an AVM range-over-median of less than or equal to 7.5%; (ii) have at least 4 AVMs returned when running Appraisal Storm; and (iii) have a post-close combined LTV of less than or equal to 50%.				
Property Condition	C4, or, in the case of properties with combined LTV less than 50%, equivalent of C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
# of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680

[2] Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

[3] Properties that are primarily residential (greater than 70% of square footage is residential) are not considered to be commercial if there is commercial space within the property.

c.	Additional Notes and Calculations

HomeOwner + New HomeOwner

●	Debt Limit = Combined Loan to Value (CLTV)

○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)

○	CLTV specifically refers to Post Close Combined Loan to Value

○	Please allow for a 1% degree of freedom

○	Sum of all post close senior lien balances accounts for all payoffs and paydowns

■	The mortgage/lien paydown or payoff amount can be identified on the schedule of debts in the funding package provided. Please verify the creditor and account numbers on the schedule of debts matches the credit report or mortgage statement to ensure the paydown is for the subject property.

■	Unison’s investment must not be included in the CLTV calculation

○	The mortgage used to calculate the sum of all post close senior lien balances uses the lower value between mortgage balance on the credit report and the mortgage balance from the mortgage statement. Exceptions include:

■	A mortgage statement may be used if a deferred balance is present on the mortgage statement. In which case the deferred balance must be added to the mortgage balance.

■	A closing disclosure may be used if the mortgage was recently (within the last 6 months) refinanced or newly originated

■	A credit supplement may be used if the mortgage has existed for more than 6 months but did not appear on the initial credit report

○	To verify that a mortgage is for the subject property, match the mortgage origination month and original balance on the credit report to the corresponding fields on the title report. Note that only mortgages for the subject property can count towards the sum of all post close senior lien balances

■	The origination month may differ by roughly +-2 months due to recording delays

■	There may be some variation in the origination balance on the title report and the original balance on the credit report if the credit report identifies “purchase money first”

■	The current balance must be used in CLTV calculation, not the original balance at the Option origination

○	If a line of credit (HELOC) is available for the subject property, the full credit limit will be included in the sum of all post close senior lien balances

○	Any liens on the title report prior to the effective date must count towards sum of all post close senior lien balances unless it was paid off

○	The property value at origination is determined by the appraised value in the appraisal

■	Some assets may have multiple appraisals, in which case the property value at origination is set as the average of the appraised values

■	If an OAV addendum is present in the closing documents, it will take precedence and determine the property value at origination

○	Example:

■	Property Value at Origination: $1,000,000

■	Mortgage Balance: $800,000

■	Mortgage Paydown Amount: $50,000

■	CLTV = ($800,000 - $50,000) / $1,000,000 = 75%

●	Qualifying FICO (April 2019 - April 2020)

○	1 Applicant: qualifying FICO is the median FICO in the credit report

○	2 Applicants: qualifying FICO is the lower median of the 2 applicants

■	If one applicant’s median FICO is lower than 620, use the other applicant’s median FICO

■	If an applicant’s income was not provided, their FICO was not required

○	If an applicant only has 2 FICOs on their credit report, use the lower FICO

●	Qualifying FICO (May 2020 - December 2022)

○	1 Applicant: qualifying FICO is the median FICO in the credit report

○	2 Applicants: qualifying FICO is the higher median of the 2 applicants

■	If an applicant’s income was not provided, their FICO was not required

○	If an applicant only has 2 FICOs on their credit report, use the lower FICO

●	Recorded Assignments

○	Only applicable for assets where Initial Investment Fund Number = 4

○	Assets where Initial Investment Fund Number = 100 do not require recorded assignments

●	Home Inspections

○	Home inspections were not required beginning May 2021 for assets that met the following criteria:

■	Appraisal condition of C3 or greater

■	Property type is a PUD, condominium, or townhouse

■	Property has an effective year built in, or after, 1980

HomeBuyer

●	Debt Limit = Combined Loan to Value (CLTV)

○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)

○	CLTV specifically refers to Post Close Combined Loan to Value

○	Please allow for a 1% degree of freedom

○	The mortgage amount used to calculate the sum of all post close senior lien balances can be found in Form 1008 or Form 1004

○	The property value at origination is determined by the sale price found in Form 1008 or Form 1003

■	If applicable, the seller concession (also referred to as seller subsidy or credit to buyer) or temporary rent will be subtracted from the sale price to determine property value at origination

●	The seller concession can be found in the purchase agreement, residential sale contract, or final settlement statement from the escrow company

■	If the sale price listed on Form 1008 or Form 1003 is less than the appraised value, the appraised value will be set as the property value at origination

■	The mortgage lien at Unison origination will not be on the Credit Report at the time of origination

●	Qualifying FICO

○	Qualifying FICO is stated on Form 1008 or Form 1003 in the “Representative Credit/Indicator Score” field

○	A credit report is not required

Intrinsic Value

●	Intrinsic Value = (Current AVM - Original Agreed Value) * Investor Percentage + OIP

○	Beginning October 2020, Original Agreed Value = Property Value at Origination * 97.5%

Investment as Percent of Property

●	Investment Percent of Property = (OIP / Property Value at Origination) * 100

Investor Percentage

●	Investor Percentage = Investment as Percent of Property * Pricing Ratio

HomeOwner Equity

●	HomeOwner Equity = 100 - (CLTV% + Investment as Percent of Property)

Program Floor

●	Investment as Percent of Property ≥ HomeOwner Equity = 5 years

●	Investment as Percent of Property < HomeOwner Equity = 3 years

Property Type

●	Found in the appraisal report provided

●	Mobile Home / Manufactured Home may be accepted if the appraisal meets the following criteria:

○	Property Rights Appraised: Fee Simple

○	Units = 1

○	Type = Detached

Occupancy Status

●	Found in the Application, under “Property will be:”, “Property Use”, or “Occupancy Status”

●	Also confirmed via the Appraisal, under “Occupant”

Residency Status

●	SSN can be found in the credit report provided

EXHIBIT C

RECOVCO MORTGAGE MANAGEMENT, LLC

STATEMENT OF WORK

DUE DILIGENCE SERVICES

Scope of Services:

Exhibit 1

Due Diligence for Unison Midgard Fund LP (Midgard)

4th Quarter Unison Securitization

The sample selected for the review described in this scope will be selected randomly by Recovco and will represent at least 18.50% (by current intrinsic value) of the statistical portfolio.

a. Underwriting Review

Recovco will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

xxi.	Program
xxii.	Maximum Investment Size ($)
xxiii.	Maximum Price Appreciation (Max Investor Percentage)
xxiv.	Maximum Investment as % of Property
xxv.	Maximum Term
xxvi.	Minimum Pricing
xxvii.	Property Type / Exclusions
xxviii.	Home Inspection Present (if applicable)
xxix.	Appraisal Present
xxx.	Income/Asset Verification Present
xxxi.	Property Condition
xxxii.	Debt Limit (CLTV) - allowing for a 1% degree of freedom
xxxiii.	Minimum Homeowner Equity
xxxiv.	Max # of Units
xxxv.	Minimum FICO Score
xxxvi.	Residency Requirements
xxxvii.	Minimum Floor and Buyout Blackout
xxxviii.	Property Approval
xxxix.	Lien Restriction
xl.	Title Restriction

For avoidance of doubt, the following underwriting criteria contained in the investment guidelines in Exhibit 2 will not be reviewed:

vii.	Minimum Canada US FICO Score
viii.	Metro Concentration Limit
ix.	Minimum Mortgage Maturity
x.	Country Limit
xi.	Non-owner Occupied Limit
xii.	Individual Owner Exposure

b. Regulatory and Compliance Review

Recovco will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

xvii.	1008 (applicable to HomeBuyer)
xviii.	Application

i.	The applicant can be found as its own document or in the Offer Package

xix.	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)
xx.	Credit Report
xxi.	Home Inspection Present (if applicable)
xxii.	Appraisal Present
xxiii.	Hazard Insurance (if applicable)

i.	As of May 2021, proof of hazard insurance was no longer required

xxiv.	Income/Asset Verification Present

i.	If applicable, the asset statement only needs to show the financial institution, balance and applicant name. Not every page of the statement is required.

xxv.	Settlement Statement

i.	For HomeBuyer, a Closing Disclosure can be accepted in lieu of a Settlement Statement

xxvi.	Signed Offer Letter

i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package

ii.	While some Addendums and Schedule of Debts may be included in an Offer Package, they were not required to be executed with the Offer Package (required only during Closing)

xxvii.	Signed Conditions of Offer

i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package

xxviii.	Signed Important Information Notice and Total Unison Cost Estimate (TUCE) (applicable to New HomeOwner and HomeOwner)
xxix.	Executed Funding Package
xxx.	Recorded Memorandum
xxxi.	Recorded Security Instrument
xxxii.	Recorded Assignment(s) (Only applicable for assets where Initial Investment Fund Number = 4)

c. Insurance Review

Recovco will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

iii.	Hazard insurance was in force at the time of origination for each property prior to May 2021

iv.	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d. Origination Appraisal Review

Recovco will review the appraisal conducted at the time of origination to verify:

iv.	The subject property address is correct
v.	All subject buildings included in the collateral are included in the appraisal
vi.	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e. Data Tape Review

Recovco will verify, validate and recalculate (if applicable) the following data tape fields:

xxiii.	Program name
xxiv.	Qualifying FICO at origination
xxv.	Original investment price
xxvi.	Original agreed value
xxvii.	Property value at origination
xxviii.	Debt limit (CLTV)
xxix.	Pricing ratio
xxx.	Investor percentage
xxxi.	Effective date
xxxii.	Expiration date
xxxiii.	Term
xxxiv.	Repurchase lockout
xxxv.	Homeowner equity at origination
xxxvi.	CBSA
xxxvii.	State
xxxviii.	Occupancy status
xxxix.	Property type
xl.	Property condition
xli.	Number of units
xlii.	AVM
xliii.	Current intrinsic value
xliv.	Initial Investment Fund Number

f. Tax and Title Review

Recovco will order a title search through Mortgage Connect. Recovco will confirm Unison has a lien position and ensure unreleased prior liens and delinquent taxes prior to Unison’s effective date has been resolved. Any lien added post effective date can be accepted.

g. Intrinsic Value Review

Recovco will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each option contract.

Exhibit 1

Guidelines and Calculations

a. Investor Guidelines (April 2019 – April 2022)

Owner-occupied HomeOwner	Owner-occupied HomeBuyer[3]	Non-Owner Occupied HomeOwner	Non-Owner Occupied HomeBuyer	Portfolio
Maximum Investment Size ($)	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life of applicant	Life of applicant	30 years	30 years	Life of applicant
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[1], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenency in common				
Due Diligence	Inspection and appraisal required, income and asset verification required - All documents required.				
Property Condition	C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher.				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
Max # of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680
Residency Requirements	Homeowner must possess a valid SSN and/or Green Card in the United States. Homeowner must possess a valid SIN and be a permanent resident in Canada.				
Metro Concentration Limit	No more than 15% of the value at cost of the total assets held in the fund shall be in any single US market (CBSA) and no more than 35% in California. No more than 7% of the value at cost of the total assets held in the fund shall be in any single Canadian market (CMA).				
Minimum Mortgage Maturity	Minimum of 3 years remaining.				
Country Limit	No more than 20% of the portfolio may be invested in Canada.				
Non-owner Occupied Limit	Non-owner occupied is not permitted in Canada. Non-owner occupied may be up to 20% of the fund. Non-owner occupied HomeOwner may not be more than 10% of the fund.				
Minimum Floor and Buyout Blackout	3-year. Where investment exceeds homeowner equity minimum floor is 5-years.	3-year	5-year	5-year	
Property Approval	All investments must be Greenlight approved.[2]				
Lien Restriction	No private party liens on property, no property tax in arrears.				
Title Restriction	No investments where the primary applicant or titleholder is a corporation.				
Indivivual Owner Exposure	The fund may not have exposure to any one individual in excess of 4 properties, or more than $2mm in investment, at cost.				

[1] Properties that are primarily residential (Greater than 70% of square footage is residential, are not considered to be commercial if there is commercial space within the property).

[2] Greenlight auto-approved approximately 90% of all inquiries. Any property that is manually escalated and approved is considered to be Greenlight approved for the purposes of these investment guidelines.

[3] Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

b. Investor Guidelines (May 2022 – December 2022)

Owner-occupied		Non-Owner Occupied		Portfolio
	HomeOwner	HomeBuyer[2]	HomeOwner	HomeBuyer	
Maximum Investment Size	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Share of Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life Estate	Life Estate	30 years	30 years	Life Estate
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[3], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenancy in common.				
Due Diligence	Inspection and appraisal required, income and asset verification required. All documents (including insurance policy) required, except that with in the case of Homeowner FICO greater than 760 and combined LTV less than 50%, home value encumbrance, credit profile of the consumer, and potentially other factors will determine what documentation will be required. No more than 1% of the total number of properties related to Unison Agreements can have a missing insurance policy at any time. Quarterly internal reviews will be conducted in order to verify that not more than 1% of the total number of properties related to Unison Agreements has a missing insurance policy. Hybrid appraisal eligibility requirements: (i) have either (a) an Appraisal Storm Std. of less than or equal to 30th percentile of the Std. distribution, or (b) an AVM range-over-median of less than or equal to 7.5%; (ii) have at least 4 AVMs returned when running Appraisal Storm; and (iii) have a post-close combined LTV of less than or equal to 50%.				
Property Condition	C4, or, in the case of properties with combined LTV less than 50%, equivalent of C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
# of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680

2 Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

3 Properties that are primarily residential (greater than 70% of square footage is residential) are not considered to be commercial if there is commercial space within the property.

c. Additional Notes and Calculations

HomeOwner + New HomeOwner

●	Debt Limit = Combined Loan to Value (CLTV)

○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
○	CLTV specifically refers to Post Close Combined Loan to Value
○	Please allow for a 1% degree of freedom
○	Sum of all post close senior lien balances accounts for all payoffs and paydowns

■	The mortgage/lien paydown or payoff amount can be identified on the schedule of debts in the funding package provided. Please verify the creditor and account numbers on the schedule of debts matches the credit report or mortgage statement to ensure the paydown is for the subject property.
■	Unison’s investment must not be included in the CLTV calculation

○	The mortgage used to calculate the sum of all post close senior lien balances uses the lower value between mortgage balance on the credit report and the mortgage balance from the mortgage statement. Exceptions include:

■	A mortgage statement may be used if a deferred balance is present on the mortgage statement. In which case the deferred balance must be added to the mortgage balance.
■	A closing disclosure may be used if the mortgage was recently (within the last 6 months) refinanced or newly originated
■	A credit supplement may be used if the mortgage has existed for more than 6 months but did not appear on the initial credit report

○	To verify that a mortgage is for the subject property, match the mortgage origination month and original balance on the credit report to the corresponding fields on the title report. Note that only mortgages for the subject property can count towards the sum of all post close senior lien balances

■	The origination month may differ by roughly +-2 months due to recording delays
■	There may be some variation in the origination balance on the title report and the original balance on the credit report if the credit report identifies “purchase money first”
■	The current balance must be used in CLTV calculation, not the original balance at the Option origination

○	If a line of credit (HELOC) is available for the subject property, the full credit limit will be included in the sum of all post close senior lien balances
○	Any liens on the title report prior to the effective date must count towards sum of all post close senior lien balances unless it was paid off
○	The property value at origination is determined by the appraised value in the appraisal

■	Some assets may have multiple appraisals, in which case the property value at origination is set as the average of the appraised values
■	If an OAV addendum is present in the closing documents, it will take precedence and determine the property value at origination

○	Example:

■	Property Value at Origination: $1,000,000
■	Mortgage Balance: $800,000
■	Mortgage Paydown Amount: $50,000
■	CLTV = ($800,000 - $50,000) / $1,000,000 = 75%

●	Qualifying FICO (April 2019 - April 2020)

○	1 Applicant: qualifying FICO is the median FICO in the credit report
○	2 Applicants: qualifying FICO is the lower median of the 2 applicants

■	If one applicant’s median FICO is lower than 620, use the other applicant’s median FICO

■	If an applicant’s income was not provided, their FICO was not required

○	If an applicant only has 2 FICOs on their credit report, use the lower FICO

●	Qualifying FICO (May 2020 - December 2022)

○	1 Applicant: qualifying FICO is the median FICO in the credit report
○	2 Applicants: qualifying FICO is the higher median of the 2 applicants

■	If an applicant’s income was not provided, their FICO was not required

○	If an applicant only has 2 FICOs on their credit report, use the lower FICO

●	Recorded Assignments

○	Only applicable for assets where Initial Investment Fund Number = 4
○	Assets where Initial Investment Fund Number = 100 do not require recorded assignments

●	Home Inspections

○	Home inspections were not required beginning May 2021 for assets that met the following criteria:

■	Appraisal condition of C3 or greater
■	Property type is a PUD, condominium, or townhouse
■	Property has an effective year built in, or after, 1980

HomeBuyer

●	Debt Limit = Combined Loan to Value (CLTV)

○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
○	CLTV specifically refers to Post Close Combined Loan to Value
○	Please allow for a 1% degree of freedom
○	The mortgage amount used to calculate the sum of all post close senior lien balances can be found in Form 1008 or Form 1004
○	The property value at origination is determined by the sale price found in Form 1008 or Form 1003

■	If applicable, the seller concession (also referred to as seller subsidy or credit to buyer) or temporary rent will be subtracted from the sale price to determine property value at origination

●	The seller concession can be found in the purchase agreement, residential sale contract, or final settlement statement from the escrow company

■	If the sale price listed on Form 1008 or Form 1003 is less than the appraised value, the appraised value will be set as the property value at origination
■	The mortgage lien at Unison origination will not be on the Credit Report at the time of origination

●	Qualifying FICO

○	Qualifying FICO is stated on Form 1008 or Form 1003 in the “Representative Credit/Indicator Score” field
○	A credit report is not required

Intrinsic Value

●	Intrinsic Value = (Current AVM - Original Agreed Value) * Investor Percentage + OIP

○	Beginning October 2020, Original Agreed Value = Property Value at Origination * 97.5%

Investment as Percent of Property

●	Investment Percent of Property = (OIP / Property Value at Origination) * 100

Investor Percentage

●	Investor Percentage = Investment as Percent of Property * Pricing Ratio

HomeOwner Equity

●	HomeOwner Equity = 100 - (CLTV% + Investment as Percent of Property)

Program Floor

●	Investment as Percent of Property ≥ HomeOwner Equity = 5 years
●	Investment as Percent of Property < HomeOwner Equity = 3 years

Property Type

●	Found in the appraisal report provided
●	Mobile Home / Manufactured Home may be accepted if the appraisal meets the following criteria:

○	Property Rights Appraised: Fee Simple
○	Units = 1
○	Type = Detached

Occupancy Status

●	Found in the Application, under “Property will be:”, “Property Use”, or “Occupancy Status”
●	Also confirmed via the Appraisal, under “Occupant”

Residency Status

●	SSN can be found in the credit report provided

Sampling Information

Tape Discrepancies

Title Lien Review

Pool Details

Option Grading Definitions

Option Review Findings

After completing a credit underwriting and valuation review of the 315 Home Equity Investments, 298 Investments had a rating grade of “1”, 9 Investments had a rating grade of “2”, 8 Investments had a rating grade of a “3.

Option Reviewed (315)

FRX-147895	FRX-180048	FRX-236957	FRX-279308	FRX-439270	FRX-162186
FRX-157387	FRX-181138	FRX-237227	FRX-280238	FRX-395488	FRX-163933
FRX-175671	FRX-183534	FRX-237511	FRX-284017	FRX-396325	FRX-165106
FRX-178241	FRX-183669	FRX-237948	FRX-284390	FRX-396533	FRX-172488
FRX-180705	FRX-184875	FRX-239245	FRX-285384	FRX-397065	FRX-173305
FRX-237585	FRX-189343	FRX-240129	FRX-292420	FRX-397747	FRX-175207
FRX-240686	FRX-191059	FRX-240341	FRX-292940	FRX-398040	FRX-177897
FRX-242717	FRX-192093	FRX-240972	FRX-293334	FRX-398350	FRX-178146
FRX-244911	FRX-192146	FRX-241149	FRX-293790	FRX-398792	FRX-178645
FRX-289595	FRX-192284	FRX-241892	FRX-293795	FRX-398832	FRX-181557
FRX-385317	FRX-193681	FRX-242209	FRX-294643	FRX-401009	FRX-216596
FRX-409484	FRX-217694	FRX-242702	FRX-299253	FRX-401278	FRX-217983
FRX-021685	FRX-217869	FRX-243055	FRX-300407	FRX-401322	FRX-220611
FRX-077734	FRX-218301	FRX-243849	FRX-304057	FRX-401526	FRX-222390
FRX-118309	FRX-218878	FRX-244394	FRX-306597	FRX-401590	FRX-222432
FRX-119973	FRX-219291	FRX-244901	FRX-313030	FRX-402330	FRX-222749
FRX-126978	FRX-219437	FRX-245387	FRX-320114	FRX-402817	FRX-228734
FRX-131180	FRX-220055	FRX-245690	FRX-330839	FRX-402958	FRX-229225
FRX-132206	FRX-220408	FRX-246322	FRX-335449	FRX-403402	FRX-234041
FRX-133874	FRX-220478	FRX-247170	FRX-378757	FRX-403749	FRX-235360
FRX-134805	FRX-220714	FRX-247305	FRX-378923	FRX-404379	FRX-243184
FRX-135140	FRX-220975	FRX-247494	FRX-379799	FRX-405145	FRX-249753
FRX-142146	FRX-221610	FRX-247519	FRX-380396	FRX-406802	FRX-268706
FRX-145721	FRX-223232	FRX-248080	FRX-381147	FRX-408180	FRX-270095
FRX-149400	FRX-223275	FRX-248266	FRX-381363	FRX-409349	FRX-314835

FRX-150495	FRX-223798	FRX-248629	FRX-381391	FRX-409370	FRX-316365
FRX-153977	FRX-224091	FRX-249437	FRX-381712	FRX-409376	FRX-389622
FRX-154168	FRX-225155	FRX-249831	FRX-384197	FRX-411649	FRX-392524
FRX-158997	FRX-226083	FRX-251003	FRX-384203	FRX-412460	FRX-397056
FRX-159785	FRX-226337	FRX-251315	FRX-384828	FRX-413392	FRX-397586
FRX-164591	FRX-226392	FRX-251379	FRX-385151	FRX-414171	FRX-400169
FRX-165000	FRX-226394	FRX-251938	FRX-385368	FRX-414743	FRX-403096
FRX-165279	FRX-226492	FRX-252336	FRX-385373	FRX-414938	FRX-403248
FRX-165359	FRX-227068	FRX-252483	FRX-386054	FRX-416037	FRX-407184
FRX-166621	FRX-227544	FRX-255443	FRX-386117	FRX-417127	FRX-407893
FRX-168377	FRX-228029	FRX-255891	FRX-386397	FRX-418394	FRX-414019
FRX-168497	FRX-228441	FRX-255988	FRX-386720	FRX-418547	FRX-415926
FRX-169557	FRX-228496	FRX-256104	FRX-386819	FRX-419449	FRX-419186
FRX-170059	FRX-228639	FRX-256125	FRX-387367	FRX-420272	FRX-420019
FRX-172880	FRX-229191	FRX-257437	FRX-388022	FRX-420842	FRX-420880
FRX-173438	FRX-229844	FRX-262190	FRX-388446	FRX-421226	FRX-426564
FRX-173912	FRX-231183	FRX-263998	FRX-388633	FRX-421301	FRX-427956
FRX-174818	FRX-231438	FRX-264124	FRX-389193	FRX-422048	FRX-428770
FRX-175336	FRX-231708	FRX-264416	FRX-389274	FRX-423227	FRX-428867
FRX-176173	FRX-232486	FRX-267072	FRX-389513	FRX-424320	FRX-431442
FRX-177022	FRX-232974	FRX-267291	FRX-389665	FRX-426828	FRX-432574
FRX-177646	FRX-233426	FRX-267739	FRX-389718	FRX-432136	FRX-433060
FRX-177736	FRX-233877	FRX-269694	FRX-390086	FRX-442007	FRX-434657
FRX-178085	FRX-235255	FRX-269976	FRX-390345	FRX-442707	FRX-434918
FRX-178581	FRX-235757	FRX-271578	FRX-391809	FRX-139085	FRX-435577
FRX-178672	FRX-236551	FRX-276671	FRX-392449	FRX-149776
FRX-178749	FRX-236885	FRX-278911	FRX-392557	FRX-154150
FRX-440416	FRX-443555	FRX-444475	FRX-395223	FRX-159767

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.

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